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Fax: 212 728 8111

December 23, 2009

VIA EDGAR

John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               Post-Effective Amendments to each fund (each, a “Fund” and collectively, the “Funds”) listed on Appendix A

Dear Mr. Ganley:

On behalf of each Fund listed on Appendix A to this letter, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendments (the “Amendments”), as numbered on Appendix A, to each Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendments are being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that they become effective on December 29, 2009.

The Amendments are being filed for the purpose of updating the financial statements and other information and to make other non-material changes.  We have reviewed the Amendments and represent that they do not contain disclosures which would render them ineligible to become effective pursuant to Rule 485(b).

The Amendments also contain the Funds’ responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on December 14, 2009 regarding each Fund’s Post-Effective Amendment to its Registration Statement filed with the Commission on October 29, 2009.  The Staff’s comments are described below and have been summarized to the best of our understanding.  We have discussed the Staff’s comments with representatives of the Funds.  The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the relevant Registration Statement(s).   The Staff’s comments have been categorized as

NEW YORK   WASHINGTON, DC   PARIS   LONDON   MILAN   ROME   FRANKFURT   BRUSSELS

“Comments to the Summary Prospectus,” and “Fund-Specific Comments,” and the comments have been grouped accordingly under each category.

Comments to the Summary Prospectus of each Fund

Comment 1:	Fee Table: Please delete footnote #1 to the Fee Table, which discloses the contingent deferred sales charge assessed on certain redemptions of Investor A Shares.

Response:

The Funds respectfully decline to delete footnote #1 to the Fee Table. The Funds refer the Staff to the correspondence filed with Post-Effective Amendment No. 20 to BlackRock Global SmallCap Fund, Inc., File Nos. 033-53399 and 811-07171, which outlines the Funds’ responses to the Staff’s prior comments and discusses the Funds’ rationale for not deleting footnote #1 to the Fee Table.

Comment 2:

Performance Information: In the narrative preceding the Bar Chart, if the Fund only compares its performance to one benchmark, please delete the disclosure stating the relevance of the Funds’ benchmark.

Response:

The requested change has been made with respect to the BlackRock Focus Growth Fund, Inc.; however, because the BlackRock Fundamental Growth Fund, Inc. includes more than one benchmark, the requested change has not been made.

Comment 3:

Performance Information: Please delete all footnotes to the Performance Table describing the benchmarks to which the Funds’ performance is compared. This disclosure can be moved elsewhere in the Funds’ prospectus.

Response:	The requested change has been made. The disclosure describing the Funds’ benchmark has been moved to the Glossary.

Fund-Specific Comments: BlackRock Fundamental Growth Fund, Inc.

Comment 4:

Principal Risks: As part of the Fund’s principal investment strategies, the Fund discloses that it can invest in convertible securities; however, convertible securities risk is not included as a principal risk of the Fund. Please consider including convertible securities risk as a principal risk of the Fund.

Response:

While the Fund has the ability to invest in convertible securities as part of its principal investment strategy, the Fund does not currently invest a significant portion of its assets in convertible securities. The Fund does not believe that it is appropriate to include convertible securities risk as a principal risk of the Fund at this time; however, convertible securities risk is an other risk of the Fund. In the future, if the Fund does invest significantly in convertible securities, the

Fund will consider including convertible securities risk as a principal risk of the Fund.

Fund-Specific Comments: BlackRock Focus Growth Fund, Inc.

Comment 5:	Fee Table: Consider moving the disclosure in footnote #5 to footnote #4, and consider moving the disclosure in footnote #7 to footnote #6.

Response:	The requested changes have been made.

Comment 6:

Principal Investment Strategies and Principal Risks: Investment in American Depositary Receipts is included as a principal investment strategy of the Fund and depositary receipts risk is included as a principal risk of the Fund; however, investing in foreign securities and foreign securities risk are included as other strategies and other risks of the Fund, respectively. Consider including foreign securities risk as a principal risk of the Fund.

Response 6:	Thee requested changes have been made. Investing in foreign securities is now included as a principal risk of the Fund.

Comment 7:

Main Risks: Borrowing and leverage risk is included as a main risk of the Fund in the “Details of the Fund” section but not in the “Fund Overview” section. In addition, leverage risk is included as an other risk of the Fund. Please be consistent regarding borrowing and leverage risk and consider deleting repetitive risks.

Response:	Borrowing and leverage risk is now included as an other risk of the Fund, and leverage risk has been deleted.

Comment 8:

Dividends, Distributions and Taxes: Since this section is currently bracketed, will the Fund make substantive changes to the disclosure? If so, please provide the Staff with a marked copy of the section showing the changes to the disclosure.

Response:	The Fund will not make any substantive changes to the “Dividends, Distributions and Taxes” section, and the brackets will be removed.

*   *   *   *   *   *   *  *   *   *

Each Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents.

Please do not hesitate to contact me at (212) 728-8681 if you have comments or if you require additional information regarding the Fund’s Registration Statement.

Respectfully submitted,

/s/ Jack Cohen

Jack Cohen

cc:	Denis Molleur
Doug McCormack
Aaron Wasserman
Maria Gattuso
Edward Gizzi

Appendix A

BlackRock Fundamental Growth Fund, Inc.

File Nos. 33-47875 and 811-6669

Re: Post Effective Amendment No. 22

BlackRock Focus Growth Fund, Inc.

File Nos. 333-89775 and 811-09651

Re: Post-Effective Amendment No. 12